Loans And Leases (Components Of Net Investment In Direct Financing Leases) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Loans And Leases [Abstract]
Total minimum lease payments to be received	[1]	$ 4,459	$ 5,252
Less: unearned income	[1]	(326)	(473)
Net investment in direct financing leases	[1]	$ 4,133	$ 4,779

[1]	There were no initial direct costs associated with these leases